Accounts and notes receivable, net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Receivables [Abstract]
Accounts and notes receivable	¥ 77,560	$ 12,012	¥ 88,706
Less: allowance for doubtful accounts	(39,420)	(6,105)	(43,820)
Total accounts and notes receivable, net	¥ 38,140	$ 5,907	¥ 44,886